Financial instruments - risk management (Details 2) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	£ 8,534	£ 1,669	£ 5,971	£ 2,836
Foreign exchange risk [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	97	212	2,244
Foreign exchange risk [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	8,436	1,457	3,727
Foreign exchange risk [member] | Other Currency [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	£ 1